EMPLOYEE BENEFITS - Defined benefit pension plan - Reconciliation of plan assets and liabilities (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliations of assets and liabilities of the plans
Net	R$ (658,492)	R$ (1,083,719)
Defined benefit obligation	(658,492)	(1,083,719)
Present value of the defined benefit obligations
Reconciliations of assets and liabilities of the plans
Net	(3,841,213)	(5,409,065)	R$ (5,921,285)	R$ (4,601,965)
Plan assets
Reconciliations of assets and liabilities of the plans
Net	3,499,475	4,647,361	R$ 4,652,000	R$ 3,656,891
Asset ceiling restrictions on recognition of net funded assets
Reconciliations of assets and liabilities of the plans
Net	R$ (316,754)	R$ (322,015)